NON-CONTROLLING INTERESTS - Effects of changes in ownership interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NON-CONTROLLING INTERESTS
Net income (loss) attributable to Daqo New Energy Corp. shareholders	$ (170,514)	$ (345,215)	$ 429,545
Transfers from (to) the non-controlling interests:
Increase in the Company's paid-in capital from subsidiary's offering of its equity interests to third parties (including exercise of stock options)		196	5,401
(Decrease) increase in the Company's paid-in capital from repurchase of shares by subsidiary	(68)	382	(26,281)
Net transfers (to) from non-controlling interests	(68)	578	(20,880)
Change from net income (loss) attributable to Daqo New Energy Corp. shareholders and transfers from (to) non-controlling interests	$ (170,582)	$ (344,637)	$ 408,665